Annual Total Returns - FidelityAdvisorGlobalEquityIncomeFund-AMCIZPRO - FidelityAdvisorGlobalEquityIncomeFund-AMCIZPRO - Fidelity Advisor Global Equity Income Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Global Equity Income Fund - Class A
Bar Chart Table:
Annual Return 2013	24.99%
Annual Return 2014	5.63%
Annual Return 2015	2.36%
Annual Return 2016	3.12%
Annual Return 2017	21.30%
Annual Return 2018	(11.41%)
Annual Return 2019	30.56%
Annual Return 2020	14.63%
Annual Return 2021	18.47%
Annual Return 2022	(12.23%)